Investment in Affiliates (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Shares	$ 3,747	¥ 311,556	¥ 293,488
Loans	743	61,820	116,223
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 4,490	¥ 373,376	¥ 409,711